Financial Risk Management - Market Risk - Potential Impact of Changes in Interest Rates on Fixed Asset Portfolio (Details) - Debt securities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of fixed income portfolio, no change	$ 10,290.8	$ 10,167.5
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of fixed income portfolio, 200 basis point increase	9,897.4	9,758.6
Hypothetical $ change effect on net earnings, 200 basis point increase	$ (306.2)	$ (295.1)
Hypothetical % change in fair value, 200 basis point increase	(3.80%)	(4.00%)
Fair value of fixed income portfolio, 100 basis point increase	$ 10,090.1	$ 9,962.2
Hypothetical $ change effect on net earnings, 100 basis point increase	$ (155.6)	$ (148.2)
Hypothetical % change in fair value, 100 basis point increase	(2.00%)	(2.00%)
Fair value of fixed income portfolio, no change	$ 10,290.8	$ 10,167.5
Fair value of fixed income portfolio, 100 basis point decrease	10,498.6	10,338.3
Hypothetical $ change effect on net earnings, 100 basis point decrease	$ 161.3	$ 124.6
Hypothetical % change in fair value, 100 basis point decrease	2.00%	1.70%
Fair value of fixed income portfolio, 200 basis point decrease	$ 10,720.5	$ 10,480.2
Hypothetical $ change effect on net earnings, 200 basis point decrease	$ 332.0	$ 228.6
Hypothetical % change in fair value, 200 basis point decrease	4.20%	3.10%